SUMMARY OF STOCK OPTION ACTIVITY (Details) - Equity Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option Outstanding, Balance Beginning	326,348	296,900	333,700
Weighted Average Exercise Price, Beginning Balance	$ 2.4	$ 6.66	$ 6.66
Weighted Average Remaining Contractual Life (Year), Beginning	2 years 7 months 6 days	1 year 4 months 24 days	2 years 4 months 24 days
Aggregated Intrinsic Value, Outstanding Beginning	$ 143,587		$ 188,790
Option Outstanding, Exercised		294,733
Weighted Average Exercise Price, Exercised		$ 6.66
Option Outstanding, Canceled	(28,667)	(9,167)	(36,800)
Weighted Average Exercise Price, Canceled	$ 2.4	$ 3.48	$ 6.90
Option Outstanding, Granted		333,348
Weighted Average Exercise Price, Granted		$ 2.4
Option Outstanding, Exercised		(294,733)
Option Outstanding, Balance Ending	297,681	326,348	296,900
Weighted Average Exercise Price, Ending Balance	$ 2.4	$ 2.4	$ 6.66
Weighted Average Remaining Contractual Life (Year), Ending	1 year 7 months 6 days
Aggregated Intrinsic Value, Outstanding Ending	$ 714,400	$ 143,587
Option Outstanding, Vested and expected to be vested	297,681
Weighted Average Exercise Price, Vested and expected to be vested	$ 2.4
Weighted Average Remaining Contractual Life (Year), Options vested	1 year 7 months 6 days
Aggregated Intrinsic Value, Vested and expected to be vested	$ 714,600
Option Outstanding, Options Exercisable
Weighted Average Exercise Price, Options Exercisable
Aggregated Intrinsic Value, Options exercisable